Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.8%
	Federal Home Loan Mortgage Corporation—23.4%
$ 2,838,182	1.500%, 8/1/2035	$2,922,805
1,192,932	2.500%, 9/1/2034	1,253,103
879,669	3.000%, 3/1/2032	945,227
1,075,999	3.000%, 2/1/2033	1,162,912
1,528,417	3.000%, 1/1/2043	1,653,959
493,867	3.000%, 10/1/2045	530,265
928,483	3.000%, 11/1/2045	996,913
807,852	3.000%, 10/1/2046	852,497
1,630,245	3.000%, 10/1/2046	1,759,565
1,102,999	3.000%, 11/1/2046	1,162,920
2,626,782	3.000%, 1/1/2047	2,766,201
2,762,134	3.000%, 2/1/2047	2,908,737
1,392,208	3.000%, 8/1/2049	1,456,529
6,045,288	3.500%, 7/1/2042	6,632,723
3,661,261	3.500%, 9/1/2043	3,972,413
1,675,200	3.500%, 5/1/2046	1,831,178
1,693,482	3.500%, 10/1/2046	1,826,818
1,645,493	3.500%, 10/1/2046	1,761,681
842,451	3.500%, 11/1/2047	897,461
343,987	4.000%, 8/1/2025	364,800
3,196,456	4.000%, 12/1/2041	3,542,657
467,387	4.000%, 1/1/2042	518,009
1,357,965	4.000%, 9/1/2047	1,457,091
1,058,631	4.000%, 10/1/2047	1,152,845
674,987	4.000%, 11/1/2047	723,625
978,101	4.000%, 12/1/2047	1,048,581
584,286	4.000%, 2/1/2048	629,091
652,301	4.000%, 4/1/2048	699,101
660,085	4.000%, 6/1/2048	719,118
47,031	4.500%, 2/1/2024	49,105
127,976	4.500%, 6/1/2024	133,883
146,087	4.500%, 11/1/2039	163,646
354,250	4.500%, 4/1/2040	396,829
805,591	4.500%, 5/1/2040	902,418
461,409	4.500%, 5/1/2040	516,868
247,746	4.500%, 8/1/2040	277,524
662,727	4.500%, 9/1/2040	742,383
1,106,235	4.500%, 9/1/2040	1,239,199
1,430,093	4.500%, 9/1/2041	1,600,642
322,295	4.500%, 2/1/2048	359,477
354,298	5.000%, 1/1/2034	402,944
802,321	5.000%, 5/1/2034	913,403
83,694	5.000%, 2/1/2039	96,543
265,666	5.000%, 3/1/2039	306,504
180,740	5.000%, 7/1/2039	208,730

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 609,464	5.000%, 9/1/2039	$704,758
729,415	5.000%, 10/1/2039	841,057
177	5.500%, 3/1/2021	177
2,219,961	5.500%, 5/1/2034	2,565,997
315,546	5.500%, 12/1/2035	369,636
227,643	5.500%, 5/1/2036	265,441
24,864	5.500%, 6/1/2036	29,130
493,688	5.500%, 6/1/2036	577,334
40,438	5.500%, 9/1/2037	47,437
21,629	6.000%, 2/1/2032	25,033
182,268	6.500%, 10/1/2037	219,356
23,304	6.500%, 4/1/2038	28,072
42,789	6.500%, 10/1/2038	51,701
4,599	6.500%, 10/1/2038	5,578
31,861	7.500%, 1/1/2027	35,600
2,574	7.500%, 12/1/2029	3,013
61,395	7.500%, 5/1/2030	69,690
18,607	7.500%, 1/1/2031	21,883
36,358	7.500%, 2/1/2031	43,003
	TOTAL	62,362,819
	Federal National Mortgage Association—29.6%
2,000,000	2.000%, 1/1/2036	2,091,379
2,462,576	2.000%, 10/1/2050	2,561,271
906,351	2.500%, 2/1/2028	950,793
848,735	2.500%, 9/1/2034	891,545
1,036,745	2.500%, 9/1/2034	1,081,425
2,463,378	2.500%, 10/1/2050	2,604,125
1,361,436	3.000%, 10/1/2046	1,436,673
2,131,310	3.000%, 11/1/2046	2,247,096
2,212,540	3.000%, 11/1/2046	2,369,384
1,415,480	3.000%, 1/1/2047	1,490,608
1,461,661	3.000%, 1/1/2047	1,539,240
717,757	3.000%, 2/1/2047	777,386
1,798,908	3.000%, 7/1/2049	1,882,020
6,974,513	3.500%, 9/1/2042	7,693,654
3,939,709	3.500%, 12/1/2042	4,274,524
4,461,941	3.500%, 8/1/2046	4,805,304
792,734	3.500%, 8/1/2046	848,957
1,283,320	3.500%, 9/1/2046	1,382,076
1,806,732	3.500%, 10/1/2047	1,944,468
723,540	3.500%, 11/1/2047	768,072
1,510,027	3.500%, 1/1/2048	1,652,985
3,197,542	4.000%, 12/1/2031	3,462,923
852,689	4.000%, 2/1/2041	945,575
2,169,642	4.000%, 12/1/2041	2,405,987
3,113,067	4.000%, 3/1/2042	3,468,720
1,668,553	4.000%, 4/1/2042	1,848,749
1,923,216	4.000%, 6/1/2044	2,104,470
294,450	4.000%, 9/1/2046	324,317
1,030,196	4.000%, 6/1/2047	1,136,752

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 733,548	4.000%, 11/1/2047	$792,023
1,062,398	4.000%, 12/1/2047	1,171,355
597,216	4.000%, 1/1/2048	655,274
818,238	4.000%, 2/1/2048	876,431
821,662	4.000%, 2/1/2048	881,896
1,183,429	4.000%, 2/1/2048	1,268,705
411,152	4.000%, 2/1/2048	447,145
637,117	4.000%, 2/1/2048	685,973
281,083	4.000%, 3/1/2048	301,073
716,948	4.000%, 5/1/2048	769,282
281,456	4.000%, 6/1/2048	301,825
678,548	4.000%, 6/1/2048	727,018
645,938	4.500%, 10/1/2040	723,577
1,629,176	4.500%, 3/1/2041	1,822,958
62,904	4.500%, 6/1/2041	70,307
139,232	5.000%, 1/1/2024	145,640
883,618	5.000%, 7/1/2034	1,008,031
67,012	5.000%, 11/1/2035	77,077
281,335	5.000%, 1/1/2039	325,134
621,602	5.000%, 7/1/2039	718,384
124,721	5.000%, 10/1/2039	143,811
682,790	5.000%, 11/1/2039	787,295
276,915	5.000%, 12/1/2039	319,299
66,925	5.000%, 1/1/2040	77,168
435,645	5.500%, 9/1/2034	506,690
8,478	6.000%, 10/1/2028	9,596
5,866	6.000%, 11/1/2028	6,649
444	6.000%, 12/1/2028	499
7,586	6.000%, 12/1/2028	8,152
16,094	6.000%, 12/1/2028	18,178
9,503	6.000%, 12/1/2028	10,683
6,939	6.000%, 12/1/2028	7,785
1,470	6.000%, 1/1/2029	1,642
6,557	6.000%, 1/1/2029	7,349
2,136	6.000%, 1/1/2029	2,396
383	6.000%, 1/1/2029	431
14,511	6.000%, 1/1/2029	16,299
477	6.000%, 3/1/2029	540
518	6.000%, 3/1/2029	589
33,405	6.000%, 5/1/2029	37,588
29,918	6.000%, 5/1/2029	33,729
459	6.000%, 11/1/2029	518
23,964	6.000%, 11/1/2029	27,035
4,064	6.000%, 4/1/2031	4,682
415,186	6.000%, 11/1/2034	488,514
31,481	6.000%, 5/1/2036	37,433
28,666	6.000%, 6/1/2036	34,237
55,167	6.000%, 7/1/2036	66,043
127,723	6.000%, 9/1/2037	153,282
138,348	6.000%, 2/1/2038	165,586

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 72,599		6.000%, 4/1/2038	$87,034
29,151		6.500%, 5/1/2031	33,722
26,907		6.500%, 6/1/2031	31,091
27,716		6.500%, 4/1/2032	32,578
148,962		6.500%, 9/1/2036	178,571
430,601		6.500%, 8/1/2037	516,835
43,243		7.000%, 8/1/2028	49,310
30,116		7.000%, 10/1/2028	34,339
19,611		7.000%, 6/1/2029	22,711
186		7.000%, 11/1/2031	221
6,118		7.000%, 11/1/2031	7,264
55,345		7.000%, 12/1/2031	65,300
5,612		7.000%, 12/1/2031	6,677
872		7.000%, 1/1/2032	1,030
946		7.500%, 1/1/2030	1,109
		TOTAL	78,801,076
		Government National Mortgage Association—3.8%
4,804,849		3.000%, 6/20/2050	5,037,458
2,876,282		3.500%, 2/20/2048	3,155,271
163,848		5.000%, 11/20/2038	187,563
58,446		5.000%, 12/20/2038	66,907
110,793		5.000%, 5/20/2039	126,965
413,379		5.000%, 8/20/2039	474,095
187,205		5.000%, 9/20/2039	214,353
183,598		5.500%, 12/20/2038	213,860
153,198		6.000%, 9/20/2038	180,361
16,038		7.500%, 12/15/2023	16,966
8,770		7.500%, 1/15/2026	9,761
7,323		7.500%, 2/15/2026	8,151
163,406		7.500%, 2/15/2028	185,879
3,150		7.500%, 6/15/2029	3,502
596		7.500%, 7/15/2029	694
617		7.500%, 7/15/2029	718
415		7.500%, 7/15/2029	430
467		7.500%, 9/15/2029	540
2,638		7.500%, 9/15/2029	3,050
1,914		7.500%, 10/15/2029	2,147
9,622		7.500%, 10/15/2029	11,169
4,177		7.500%, 10/15/2029	4,797
5,194		7.500%, 10/15/2029	6,066
50,704		7.500%, 6/15/2030	59,598
24,878		7.500%, 6/15/2030	28,798
38,376		7.500%, 7/15/2030	45,109
69,331		8.250%, 10/15/2030	82,420
		TOTAL	10,126,628
	[1]	Uniform Mortgage-Backed Securities, TBA—31.0%
3,000,000		1.500%, 1/1/2036	3,087,946
2,000,000		1.500%, 1/1/2051	2,022,239
6,000,000		2.000%, 1/1/2036	6,275,085
25,500,000		2.000%, 1/1/2051	26,507,928

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—continued
$37,500,000		2.500%, 1/1/2051	$39,543,443
5,000,000		2.500%, 1/20/2051	5,293,485
		TOTAL	82,730,126
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $221,971,210)	234,020,649
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.5%
	[2]	Federal Home Loan Mortgage Corporation—1.5%
604,142		REMIC, Series 4273, Class PF, 0.558% (1-month USLIBOR +0.400%), 11/15/2043	609,027
282,820		REMIC, Series 4901, Class GF, 0.598% (1-month USLIBOR +0.450%), 7/25/2049	284,495
3,037,560		REMIC, Series 4937, Class MF, 0.598% (1-month USLIBOR +0.450%), 12/25/2049	3,057,570
		TOTAL	3,951,092
	[2]	Federal National Mortgage Association—5.3%
533,310		REMIC, Series 2017-90, Class WF, 0.498% (1-month USLIBOR +0.350%), 11/25/2047	535,006
4,695,462		REMIC, Series 2018-15, Class JF, 0.448% (1-month USLIBOR +0.300%), 3/25/2048	4,710,810
5,107,821		REMIC, Series 2018-71, Class FA, 0.448% (1-month USLIBOR +0.300%), 9/25/2048	5,125,872
759,362		REMIC, Series 2019-30, Class FB, 0.548% (1-month USLIBOR +0.400%), 7/25/2049	765,345
762,437		REMIC, Series 2019-39, Class FA, 0.548% (1-month USLIBOR +0.400%), 8/25/2049	767,669
402,101		REMIC, Series 2019-47, Class FB, 0.548% (1-month USLIBOR +0.400%), 5/25/2040	405,032
1,906,368		REMIC, Series 2019-56, Class AF, 0.548% (1-month USLIBOR +0.400%), 10/25/2049	1,921,020
		TOTAL	14,230,754
		Government National Mortgage Association—1.2%
1,693,548	[2]	REMIC, Series 2013-158, Class AB, 3.045% (1-month USLIBOR +0.000%), 8/16/2053	1,780,137
1,257,314		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,314,783
		TOTAL	3,094,920
		Non-Agency Mortgage-Backed Securities—0.5%
202,899		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	117,081
611,122		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	626,396
48,816	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	26,339
562,552		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	557,250
		TOTAL	1,327,066
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,451,940)	22,603,832
		ASSET-BACKED SECURITIES—4.6%
		Auto Receivables—2.5%
527,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	528,603
2,122,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	2,156,428
930,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	951,845
2,033,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	2,054,550
900,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	925,279
		TOTAL	6,616,705
		Other—0.1%
144,337		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	145,942
		Student Loans—2.0%
2,146,071		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,167,891
1,500,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,515,189
1,732,454	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.249% (1-month USLIBOR +1.100%), 7/15/2053	1,742,908
		TOTAL	5,425,988
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $11,994,486)	12,188,635

Principal Amount or Shares		Value
	INVESTMENT COMPANY—31.8%
84,881,257	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $84,881,257)	$84,881,257
	TOTAL INVESTMENT IN SECURITIES—132.7% (IDENTIFIED COST $341,298,893)	353,694,373
	OTHER ASSETS AND LIABILITIES - NET—(32.7)%[5]	(87,165,990)
	TOTAL NET ASSETS—100%	$266,528,383
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2020	$11,956,081
Purchases at Cost	$125,815,859
Proceeds from Sales	$(52,890,683)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2020	$84,881,257
Shares Held as of 12/31/2020	84,881,257
Dividend Income	$11,797

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investment in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2020.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) is registered and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation

Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$234,020,649	$—	$234,020,649
Collateralized Mortgage Obligations	—	22,603,832	—	22,603,832
Asset-Backed Securities	—	12,188,635	—	12,188,635
Investment Company	84,881,257	—	—	84,881,257
TOTAL SECURITIES	$84,881,257	$268,813,116	$—	$353,694,373

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit